J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Sustainable Municipal Income Fund

JPMorgan Tax Free Bond Fund

(each a “Fund,” and together, the “Funds”)

(All Share Classes)

Supplement dated February 14, 2022

to the Prospectuses and Summary Prospectuses each

dated July 1, 2021, as supplemented

To be effective on March 1, 2022 (the “Effective Date”), each Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.

Accordingly, each Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:

JPMorgan California Tax Free Bond Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Intermediate Tax Free Bond Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the fifth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan New York Tax Free Bond Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Short-Intermediate Municipal Bond Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Sustainable Municipal Income Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the fifth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Tax Free Bond Fund:

Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-MBTF-222